Purchase of Raw Material from Related Party (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Purchase of raw material	$ 0	$ 35,832	$ 10,787
Ying Bai
Related Party Transaction [Line Items]
Purchase of raw material	0	35,832	10,662
De Ming
Related Party Transaction [Line Items]
Purchase of raw material	$ 0		$ 125